Six Circles Managed Equity Portfolio U.S. Unconstrained Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	15.48%	14.59%
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	14.04%	16.46%
Performance Inception Date	Apr. 10, 2019
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.09%	13.47%	15.78%
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	11.08%	13.32%